Note 3 - Yellowstone Transaction	3 Months Ended
Mar. 31, 2022
Notes to Financial Statements
Unusual or Infrequent Items, or Both, Disclosure [Text Block]
3.	Yellowstone Transaction

As contemplated by the Equity Purchase Agreement, on the Closing Date, the following occurred:

• Yellowstone changed its name to Sky Harbour Group Corporation.

• All outstanding shares of stock held by BOC Yellowstone LLC (the “Sponsor”) were converted into shares of Class A Common Stock, $0.0001 par value (“Class A Common Stock”) of the Company.

• Sky restructured its capitalization and issued to the Company 14,937,581 Sky Common Units, which was equal to the number of outstanding shares of Class A Common Stock immediately after giving effect to the Equity Purchase Agreement. The number of outstanding shares after the Equity Purchase Agreement reflected the redemption of Class A Common Stock (by former holders of the special purpose acquisition company shares that elected to redeem such shares) and the Class A Common Stock issued as a result of the BOC PIPE investment (the “BOC PIPE”), the reclassification of the existing Sky Common Units (other than the Sky Incentive Units, as defined in Note 11), existing Sky Series A preferred units (the “Series A Preferred Units”) and Series B preferred units (the “Series B Preferred Units”) into Sky Common Units.

• Certain adjustments were affected to the number of Sky Incentive Units to reflect the new capital structure.

• SHG was appointed as the managing member of Sky under the Third Amended and Restated Operating Agreement (the “A&R Operating Agreement”).

• The Sky Common Units issued to the Sponsor in respect of Sky’s Series B Preferred Units were converted into 5,500,000 shares of Class A Common Stock of the Company.

• The LLC Interests received one share of Class B Common Stock for each Sky Common Unit that they held, and as consideration for the issuance of 14,937,581 Sky Common Units by Sky to the Company, Yellowstone contributed to Sky the net amount held in the Yellowstone trust account after deducting the amount required to fund the redemption of the Class A Common Stock held by eligible stockholders who properly elected to have their shares redeemed as of the Closing Date and the amount of various transaction costs.

• The Yellowstone Warrants that were issued and outstanding immediately prior to the Closing Date became SHG Warrants.

The following table reconciles the elements of the Yellowstone Transaction to the consolidated statements of changes in equity for the three months ended March 31, 2022:

Yellowstone Transaction
Cash - Yellowstone trust and cash, net of redemptions	$15,691
Cash - BOC PIPE investment	45,000
Less: transaction costs and advisory fees	(12,731)
Net proceeds from the Yellowstone Transaction	$47,960
Conversion of Sky Series B preferred units to Class A Common Stock	54,029
Less: Initial fair value of Warrants liability assumed on 1/25/2022	(7,986)
Net adjustment to total equity from the Yellowstone Transaction	$94,003

Transaction costs and advisory fees of approximately $12.7 million includes $14.7 million of total transaction costs incurred at or around closing of the Yellowstone Transaction, $0.6 million of transaction costs paid prior to December 31, 2021, less $2.6 million of costs for insurance that was recorded within prepaid expenses and other assets on the Closing Date.

The following table reconciles the number of shares of SHG Common Stock immediately following the consummation of the Yellowstone Transaction:

Number of shares
Yellowstone Common stock, outstanding prior to Yellowstone Transaction	13,598,898
Less: redemption of Yellowstone Common Stock	(12,061,041)
Common stock of Yellowstone, net of redemptions	1,537,857
Shares held by Sponsor	3,399,724
Conversion of Sky Series B units to Class A Common Stock	5,500,000
Shares issued in BOC PIPE investment	4,500,000
Class A Common Stock outstanding after the Yellowstone Transaction	14,937,581
Class B Common Stock issued to LLC Interests	42,192,250
Total shares of common stock following the Yellowstone Transaction	57,129,831

Tax Receivable Agreement

On the Closing Date, in connection with the completion of the Yellowstone Transaction and as contemplated by the Equity Purchase Agreement, the Company, Sky, the LLC Interests, and the TRA Holder Representative, entered into a tax receivable agreement (the “Tax Receivable Agreement”). Pursuant to the Tax Receivable Agreement, the Company will generally be required to pay the LLC Interests 85% of the amount of savings, if any, in U.S. federal, state, local, and foreign taxes that are based on, or measured with respect to, net income or profits, and any interest related thereto that the Company realizes, or is deemed to realize, as a result of certain tax attributes, including:

• existing tax basis in certain assets of Sky and certain of its direct or indirect subsidiaries, including assets that will eventually be subject to depreciation or amortization, once placed in service, attributable to Sky Common Units acquired by the Company from a TRA Holder, as determined at the time of the relevant acquisition;

• tax basis adjustments resulting from taxable exchanges of Sky Common Units (including any such adjustments resulting from certain payments made by the Company under the Tax Receivable Agreement) acquired by the Company from a TRA Holder pursuant to the terms of the A&R Operating Agreement; and

• tax deductions in respect of portions of certain payments made under the Tax Receivable Agreement (each of the foregoing, collectively, the “Tax Attributes”).

As of March 31, 2022, no transactions occurred that would result in a cash tax savings benefit that would trigger the recording of a liability based on the terms in the Tax Receivable Agreement.